Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 15, 2014	Aug. 29, 2014
Schedule Of Goodwill And Other Intangible Asset [Line Items]
Goodwill associated with acquisition	$ 28,834,000	$ 5,719,000
Core deposit intangible asset	1,757,000
Amortization expense for intangible assets	19,000
CBI [Member]
Schedule Of Goodwill And Other Intangible Asset [Line Items]
Goodwill associated with acquisition	23,115,000		23,115,000
United Group Banking Company of Florida [Member]
Schedule Of Goodwill And Other Intangible Asset [Line Items]
Goodwill associated with acquisition	5,719,000	5,719,000
Core deposit intangible asset	1,776,000
Core Deposits [Member]
Schedule Of Goodwill And Other Intangible Asset [Line Items]
Amortized period of core deposit intangible	7 years
Core deposit intangible, gross	1,776,000
Core deposit intangible asset, accumulated amortization	19,000
Amortization expense for intangible assets	$ 18,000